Employee Benefits - Plan Asset Allocation Level 1 (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Derivatives (Market Value)
Total fair value of plan assets		€ 15,239	€ 16,106
Quoted prices in active market (Level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	[1]	63	(159)
Equity instruments	[2]	1,137	912
Investment-grade bonds
Government	[3]	1,051	984
Non-government bonds	[3]	0	0
Non-investment-grade bonds
Government		5	3
Non-government bonds		0	0
Securitized and other Debt Investments		19	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value)
Interest rate		(32)	(57)
Credit		0	0
Inflation		0	0
Foreign Exchange		0	0
Other		0	8
Total fair value of plan assets		2,243	1,691
Germany
Derivatives (Market Value)
Total fair value of plan assets		9,632	10,237
Germany | Quoted prices in active market (Level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	[1]	56	(118)
Equity instruments	[2]	868	757
Investment-grade bonds
Government	[3]	558	599
Non-government bonds	[3]	0	0
Non-investment-grade bonds
Government		5	2
Non-government bonds		0	0
Securitized and other Debt Investments		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value)
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign Exchange		0	0
Other		0	8
Total fair value of plan assets		1,487	1,248
U.K.
Derivatives (Market Value)
Total fair value of plan assets		3,505	3,678
U.K. | Quoted prices in active market (Level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	[1]	16	(56)
Equity instruments	[2]	124	0
Investment-grade bonds
Government	[3]	168	77
Non-government bonds	[3]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Securitized and other Debt Investments		19	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value)
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign Exchange		0	0
Other		0	0
Total fair value of plan assets		327	21
U.S.
Derivatives (Market Value)
Total fair value of plan assets		944	1,050
U.S. | Quoted prices in active market (Level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	[1]	(18)	3
Equity instruments	[2]	89	110
Investment-grade bonds
Government	[3]	268	256
Non-government bonds	[3]	0	0
Non-investment-grade bonds
Government		0	1
Non-government bonds		0	0
Securitized and other Debt Investments		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value)
Interest rate		(32)	(57)
Credit		0	0
Inflation		0	0
Foreign Exchange		0	0
Other		0	0
Total fair value of plan assets		307	313
Other
Derivatives (Market Value)
Total fair value of plan assets		1,158	1,141
Other | Quoted prices in active market (Level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	[1]	9	12
Equity instruments	[2]	56	45
Investment-grade bonds
Government	[3]	57	52
Non-government bonds	[3]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Securitized and other Debt Investments		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value)
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign Exchange		0	0
Other		0	0
Total fair value of plan assets		€ 122	€ 109

[1]	Negative amounts relate to short-term liabilities
[2]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g., the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index

[3]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A